Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Deferred Sales Inducement
DSI at December 31 and the changes in the balance for years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$19,880	21,148	19,510
Capitalization	111	566	1,492
Amortization	(2,795)	(2,939)	(2,924)
Interest	925	1,004	1,020
Change in shadow DSI	(72)	101	2,050
Balance, end of year	$18,049	19,880	21,148